Long-Term Borrowing (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2022 CNY (¥)
Long-Term Borrowing [Line Items]
Maturing year	1 year					1 year
Loan amount	¥ 4,610,000		¥ 4,000,000			$ 655,873	¥ 5,000,000
Interest rate of long term debt			3.00%				4.15%
Remaining principal balance	3,920,000
Outstanding	4,000,000	$ 569,087
Interest expenses	43,625	$ 6,207	¥ 174,923	¥ 192,755
Long Term Loan [Member]
Long-Term Borrowing [Line Items]
Debt repaid	40,000
Long Term Loan [Member] | Forecast [Member]
Long-Term Borrowing [Line Items]
Debt repaid					¥ 40,000
Re-Borrow Loan [Member]
Long-Term Borrowing [Line Items]
Debt repaid	¥ 40,000